Business combinations	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Business combinations
Business combinations
During the twelve months ended March 31, 2018, the Group has completed a number of business combinations discussed below. The following is a summary of revenues and net income included in the consolidated statements of income and comprehensive income for the year ended March 31, 2018:

	Unafortis AG	DerivIT
Revenue	$5,298	$18,241
Net income/(loss), including:	$(8)	$518
Amortization of intangible assets identified in business combinations	$(535)	$(707)

The unaudited pro-forma revenue and net income of the combined entity as though Unafortis AG and DerivIT were acquired as of April 1, 2016 would have been $921,460 and $58,426 for the year ended March 31, 2018, and $817,685 and $65,844 for the year ended March 31, 2017.
These unaudited pro-forma financial amounts are being provided for informational purposes only and do not necessarily reflect what the combined Group's financial condition or results of operations would have been had the acquisition occurred on the dates indicated. The actual financial position and results of operations may differ significantly from these unaudited pro-forma amounts reflected herein due to a variety of factors.
Acquisition of Unafortis AG (Excelian Financial Services (Switzerland) AG)
On September 27, 2017, Luxoft Holding, Inc completed acquisition of Unafortis AG, a Swiss-based wealth management consultancy specializing in Avaloq implementations and business consulting anchored in IT services. Avaloq is a provider of fully integrated banking software for the back, middle, and front office.
Luxoft intends to offer Avaloq-based services beyond the predominantly Swiss-client base of Unafortis. Luxoft therefore plans to work with Avaloq to develop more wealth management and private banking clients, taking advantage of synergies in the shared markets of Excelian and DerivIT in the UK, APAC, Germany and North America.
Pursuant to the Share purchase agreement, Luxoft acquired 100% of the Unafortis registered shares. The initial consideration for the sale and purchase of the Shares was CHF 15,757 or $16,257 paid in cash upon closing, subject to post-closing adjustments per SPA based on the final determination of the net debt and net working capital of Unafortis. In addition, (i) CHF 1,000 or $1,032 will be paid in cash to the Sellers upon achievement of certain strategic milestones for the Company’s business unit into which Unafortis will incorporate and (ii) a series of deferred cash payments will be made to the Sellers, contingent upon the achievement of certain financial performance milestones (Avaloq Practice EBITDA margin and Avaloq Practice Revenue) by the Avaloq Practice for the period from October 1, 2017 to March 31, 2020 up to maximum CHF 27,000 or $27,960. As of September 27, 2017 and March 31, 2018, the fair value of the contingent consideration was $945 and $1,017 respectively, both of which related to achievement of strategic milestones.
This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of Unafortis were included in the consolidated statements of comprehensive income from September 27, 2017.
On March 6, 2018 Unafortis AG was renamed to Excelian Luxoft Financial Services (Switzerland) AG.
3. Business combinations (Continued)
The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of identified Customer relations in the amount of $10,699 which will be amortized over a period of 10 years. The following schedule reflects the preliminary purchase price allocation to the net assets acquired:

As of September 27, 2017
Cash and cash equivalents	$1,569
Trade accounts receivable	1,973
Intangible assets (Customer relations)	10,699
Deferred expenses	40
Other current assets	104
Goodwill	7,507
Total assets	21,892
Accounts Payable	(474)
Other liabilities	(889)
Short-term loans	(266)
Deferred Tax Liability, non-current	(794)
Other non-current liabilities	$(2,267)
Total liabilities	$(4,690)
Total net assets acquired	$17,202
Total purchase consideration	$17,202

As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date. The Group is currently assessing forecasted inputs used in valuation of assets and liabilities. Any changes in this assessment may result in adjustments to identified client base, goodwill and deferred taxes.

3. Business combinations (Continued)
Acquisition of DerivIT Solutions Pte Ltd.
On August 22, 2017, Luxoft International Ltd completed the acquisition of DerivIT Solutions Private Limited, a Singapore-based financial services-focused technology consulting company. The Company acquired 100% of the issued and paid up share capital of DerivIT in two separate tranches. This transaction was closed upon the receipt of the approval by Reserve Bank of India, as well as satisfaction of several other customary conditions precedent.
Luxoft expects significant synergies in servicing current high-potential clients in the Asia Pacific region, anchoring new business opportunities in financial, automotive, telecom and other sectors, as well as taking advantage of the immediate cross-selling opportunities.
Pursuant to the Agreement, the initial consideration for the sale and purchase of 98% of the Shares was SGD 25,462 or $18,697, adjusted pursuant to the adjustment provisions set forth in the Agreement, payable upon the completion of the first tranche of the transaction in addition to SGD 2,000 or $1,526 was deposited in an escrow for funding indemnity claims of the Sellers. Further, if certain conditions are satisfied, the Sellers will be paid an amount equivalent to SGD 5,569 or $4,089, subject to certain adjustments towards the final consideration for the sale and purchase of 98% of the Shares. Further, as part of the second tranche, the Sellers would receive additional cash payments for the 2% of the Shares which shall be contingent upon the achievement of certain financial performance milestones by DerivIT for the period from April 1, 2017 to March 31, 2018. As of August 22, 2017 and March 31, 2018, the fair value of the contingent consideration was $3,005 and $3,059 respectively, both of which consisted of the escrow deposit and payment related to retention.
This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of DerivIT were included in the consolidated statements of comprehensive income from August 22, 2017.
The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of identified Customer relations in the amount of $12,120 which will be amortized over a period of 10 years. The following schedule reflects the preliminary purchase price allocation to the net assets acquired:

As of August 22, 2017
Cash and cash equivalents	$699
Trade accounts receivable	4,818
Unbilled revenue	608
Property and equipment, net	46
Intangible assets (Customer relations)	12,120
Other assets	272
Goodwill	10,944
Total assets	29,507
Accounts Payable	(2,197)
Other liabilities	(2,767)
Short-term loans	(983)
Deferred tax liability, non-current	(1,858)
Total liabilities	$(7,805)
Total net assets acquired	$21,702
Total purchase consideration	$21,702

3. Business combinations (Continued)
As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date. The Group is currently assessing forecasted inputs used in valuation of assets and liabilities. Any changes in this assessment may result in adjustments to identified client base, goodwill and deferred taxes.
Acquisition of Science, Management and Engineering AG (SME)
On February 9, 2017, Luxoft Global Operations GmbH has completed the acquisition of Science, Management and Engineering AG (SME), a system-independent consultancy and development company, based in Garching, Germany.
Luxoft acquired all of the issued and outstanding shares of SME for $218 of cash consideration.
This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of SME were included in the consolidated statements of comprehensive income from February 9, 2017.
The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of identified Customer relations in the amount of $1,061 which will be amortized over a period of 10 years. The following schedule reflects the final purchase price allocation to the net assets acquired:

As of February 9, 2017
Cash and cash equivalents	$1
Trade Accounts Receivable	49
Intangible assets (Customer relations)	1,061
Goodwill	411
Total assets	1,522
Accounts Payable	(40)
Other liabilities	(109)
Tax payable	(299)
Long-term loans	(747)
Deferred Tax Liability	(109)
Total liabilities	(1,304)
Total net assets acquired	218
Total purchase consideration	$218

3. Business combinations (Continued)
Acquisition of IntroPro
On January 31, 2017, the Group closed an equity purchase transaction to acquire IntroPro, a group of engineering consultancy companies generating the majority of its revenue from the telecom and media sector, serving several blue chip clients based in North America.
Luxoft acquired all of the issued and outstanding shares of three companies constituting the IntroPro group, namely Intro Pro US Inc., Intro Pro Software Company Limited and Intro Pro Ukraine LLC for $28,254 of cash consideration, paid at closing, of which $5,000 was placed in escrow by the sellers for up to 3 years as security for the indemnification obligations of the sellers under the terms of the stock purchase agreement. In accordance with the agreement, the Sellers are entitled to additional cash payments, subject to achievement of certain financial performance milestones by IntroPro for its 2017 and 2018 fiscal years. Subsequently additional non-financial milestones were introduced to the purchase agreement and $4,000 was released from escrow with a corresponding decrease in contingent consideration. As of March 31, 2018, the fair value of the contingent consideration was $1,212 and the amount of current payable related to IntroPro performance up to date was $3,664 million which was fully paid in April 2018 (Note 21).
This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of IntroPro were included in the consolidated statements of comprehensive income of the Group from January 31, 2017.
The Group's financial statements reflect the final purchase price allocation based on the fair value of identified Customer relations in the amount of $25,278 which will be amortized over a period of 10 years. The original and final allocation of the purchase price to the net assets acquired comprises the following:

	As of January 31, 2017
	Originally reported	Final
Cash and cash equivalents	$87	$87
Trade accounts receivable	1,488	1,488
Property and equipment, net	118	118
Intangible assets (Customer relations)	37,420	25,278
Other current assets	126	126
Goodwill	24,456	17,995
Total assets	63,695	45,092
Accounts payable	(1,293)	(1,293)
Other current liabilities	(104)	(104)
Line of credit	(118)	(118)
Deferred Tax Liability, non-current	(14,968)	(9,706)
Total liabilities	(16,483)	(11,221)
Total net assets acquired	47,212	33,871
Total purchase consideration	$47,212	$33,871

3. Business combinations (Continued)
Acquisition of Pelagicore
On September 13, 2016, the Group has completed the acquisition of Pelagicore AB, a Swedish company, provider of open source software platforms and services for in-vehicle infotainment systems and human machine interface (HMI) development.
In accordance with the stock purchase agreement, Luxoft Global Operations GmbH paid €16,862 or $18,898 upon closing of this transaction. Additionally, Luxoft agreed to pay further up to €5,000 or $5,540 in 2017 subject to Pelagicore achieving certain order backlog from defined clients till the end of 2017 calendar year. As of March 31, 2018 all of Luxoft's additional obligations before the sellers were fully settled in the amount of $5,292.
This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of Pelagicore were included in the consolidated statements of comprehensive income from September 13, 2016.
The Group's financial statements reflect the final purchase price allocation based on the fair value of identified IP rights in the amount of $19,225 which will be amortized over a period of 8 years.
The following reflects allocation of the final purchase price to the assets and liabilities of Pelagicore:

As of September 13, 2016
Cash and cash equivalents	$128
Accounts receivable	1,886
Other current assets	564
Property and equipment, net	109
Intangible assets (Trademark)	843
Intangible assets (IP rights)	19,225
Goodwill	4,734
Total assets	27,489
Accounts payable	(2,114)
Taxes payable	(124)
Other current liabilities	(472)
Deferred tax liability	(341)
Total liabilities	(3,051)
Total net assets acquired	24,438
Total purchase consideration	$24,438

3. Business combinations (Continued)
Acquisition of Insys Group, Inc. (Insys)
On July 15, 2016, the Group has completed the acquisition of Insys Group, Inc., a New Jersey corporation, an IT consulting provider focusing on advanced predictive analytics, business intelligence and data warehousing, digital marketing, and enterprise information management.
On the closing date, Luxoft USA, Inc. paid $37,896. In addition, according to the agreement, the sellers of Insys were entitled to a maximum of $2,500, $13,000 and $18,000, subject to Insys achieving certain revenue and EBITDA targets for the 2nd half of 2017 and 2018 and 2019 calendar years, respectively.
In conjunction with the mutual election under Section 338(h) of the U.S. Internal Revenue Code ("Section 338(h)"), Luxoft USA and the Insys Sellers agreed to treat the Insys purchase as an asset purchase for tax purposes.
This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of Insys were included in the consolidated statements of comprehensive income from July 15, 2016.
The Group's financial statements reflect the final purchase price allocation based on the fair value of identified Customer relations in the amount of $34,320 which will be amortized over a period of 10 years. The following schedule reflects the final purchase price allocation to the net assets acquired on July 15, 2016:

	As of July 15, 2016
	Originally reported	Final
Cash and cash equivalents	$2,301	$2,301
Accounts receivable	15,355	15,519
Other current assets	352	352
Property and equipment, net	230	230
Intangible assets (Trademark)	1,572	—
Intangible assets (Customer relations)	34,320	34,320
Goodwill	17,451	17,685
Total assets	71,581	70,407
Accounts payable	(6,857)	(7,157)
Deferred revenue	(508)	(508)
Line of credit	(6,380)	(6,380)
Total liabilities	(13,745)	(14,045)
Total net assets acquired	57,836	56,362
Total purchase consideration	$57,836	$56,362

In March 2017, the management of Luxoft and the former shareholders of Insys Group Inc. reached an agreement in negotiations regarding certain changes to the original SPA. The main changes include re-allocation of the earn-out percentages among the former Insys shareholders and introduction of a minimum guaranteed amount of the earn-out of $2,574. Additionally the maximum amount of the management earnout participation plan was decreased to a maximum of $3,000 due to resignation of one of the participants.
As of March 31, 2018, the fair value of contingent consideration was $325.
Consideration payable for acquisitions
Payables for acquisitions consist of contingent consideration payable for acquisitions of businesses and software and deferred consideration payable for which contingencies have resolved. Contingent consideration, resulting from business combinations, is valued at fair value at the acquisition date as part of the business combination and is subsequently remeasured to fair value at each reporting date as discussed in Note 2 above. The determination of the fair value is based on discounted cash flows. The key assumptions take into consideration the probability of meeting each performance target and the discount factor. Contingent consideration is categorized within Level 3 of the fair value hierarchy and transferred out of recurring fair value measurements when the contingency is resolved as current payable for business acquisition or software acquisition.
The following table presents the Group's consideration payable for acquisitions as of March 31, 2018 and 2017:

	As of March 31,
	2018	2017
Contingent payable for business acquisition	$2,718	$5,652
Contingent payable for software acquisition	—	26
Current payable for business acquisition	3,664	11,535
Current payable for software acquisition	33	8
Total payable for acquisitions, current	6,415	17,221
Contingent payable for business acquisition	2,895	32,206
Contingent payable for software acquisition	—	—
Non-current payable for business acquisition	—	—
Total payable for acquisitions, non-current	$2,895	$32,206
Total payable for acquisitions	$9,310	$49,427

9. Consideration payables for acquisitions (Continued)
The reconciliation from the opening balance to the closing balance for the Group's consideration payable is presented below:

	For the years ended March 31
	2018	2017
As of the beginning of the period	$49,427	$17,381
Additions	12,456	47,951
Payments	(19,258)	(4,577)
Measurement period adjustment	(21,812)	—
Transfers to additional paid-in capital	—	(1,107)
Foreign currency (gain) loss	622	(190)
Unwinding of discount for contingent liability	1,215	1,990
Gain from revaluation	(13,340)	(12,021)
As of the end of the period	$9,310	$49,427